FORM 13

FROM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ v]; Amendment Number:001
This Amendment (Check only one) : [   ] is a restatement
                                  [ v ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
                New York, NY 10022


13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: Chief Financial Officer
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan, New York, May 16th, 2000

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT


< PAGE >

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	1

Form 13F Information Table Entry Total:	16

Form 13F Information Table Value Total:	$104,042


List of Other Included Managers:

No.     13F File Number         Name

01      028-6420                 Soros Fund Management LLC

                                                       FORM 13F INFORMATION TABLE
                                                 Value  SHRS OR   SH/  PUT/ INVESTME OTHER  Voting Authority
      Name of Issuer      Title of Clas  CUSIP  (x$1000 PRN AMT   PRN  CALL DISCRETIMANAGERS  Sole  Shar None
BAAN CO NV                COM          N08044104  3531    250000   SH         SOLE           250000
CHINA COM CORP            CL A         G2108N109   157      2000   SH         SOLE             2000
EMBRATEL PARTICIPACOES SA SPON ADR PFD 29081N100  8221    301700   SH         SOLE           301700
EQUANT N V                NY REG SHS   294409107  4637     41400   SH         SOLE            41400
ESAT TELECOM GROUP PLC    SPONSORED ADR26883Y102   458      5000   SH         SOLE             5000
NUEVO GROUP SA DE DV      SPONSORED ADR670512102  2560    171414   SH         SOLE           171414
HELLENIC TELECOM ORGANIZATSPONSORED ADR423325307  1194    100000   SH         SOLE           100000
I-CABLE COMMUNICATIONS LTDSPONSORED ADR44934B104  2381     95000   SH         SOLE            95000
IONA TECHNOLOGIES PLC     SPONSORED ADR46206P109   545     10000   SH         SOLE            10000
JAZZTEL P L C             SPONSORED ADR47214R152  1303     20000   SH         SOLE            20000
KOREA TELECOM             SPONSORED ADR50063P103  8409    112500   SH         SOLE           112500
NDS GROUP PLC             SPONSORED ADR628891103   915     30000   SH         SOLE            30000
POHANG IRON & STL LTD     SPONSORED ADR730450103  2132     60900   SH         SOLE            60900
TELECOMUNICACOES BRASILEIRSPONSORED ADR879287308 44333    345000   SH         SOLE           345000
TELEFONOS DE MEXICO S A   SPON ADR ORD 879403780 22500    200000   SH         SOLE           200000
TERRA NETWORKS S A        SPONSORED ADR88100W103   767     14000   SH         SOLE            14000
                                                104042   1758914